Consolidated Statements of Cash Flows - Parenthetical $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) shares
Issuance of common shares donated to the Eastern Bank Foundation	$ 91,287
Common Stock
Issuance of common shares to the Eastern Bank Foundation (in shares) | shares	7,470,326
Issuance of common shares donated to the Eastern Bank Foundation	$ 75